OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

	As of December 31,
	2025	2024
	US$’000	US$’000
Contract liabilities	4,477	2,109
Dividend payable	101	220
Provisions	115	18
Onerous contracts provisions	254	184
Other current liabilities	1,930	1,741
Total	6,877	4,272
Other current liabilities include undue value added tax, unpaid withholding tax, and other miscellaneous liabilities.
23(a)    Onerous contracts provisions

	For the year ended December 31,
	2025	2024
	US$’000	US$’000
At January 1	184	2,306
Recognized	136	147
Reversed	(80)	(2,205)
Exchange differences	14	(64)
At December 31	254	184
23. OTHER CURRENT LIABILITIES (continued)
23(b)    Contract Liabilities

	As of December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Current contract liabilities
Advance from customers	4,421	2,017	3,585
Custodial service	38	65	76
Transportation service	18	27	29
Total current contract liabilities	4,477	2,109	3,690
Our Company recognizes contract liabilities when it receives advance payments from customers before performance obligations have been performed.
Revenue recognized in relation to contract liabilities

	For the year ended December 31,
	2025	2024
	US$’000	US$’000
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Advance from customers	2,017	3,585
Custodial service	30	9
Transportation service	11	12
	2,058	3,606